SELECTED STATEMENTS OF OPERATIONS DATA (Schedule Of Financial Expenses and Others, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income:
Interest on deposits	$ 160	$ 79	$ 111
Foreign currency translation differences and derivatives	571	1,330	190
Others		807
Total gross financial income	731	2,216	301
Financial expenses:
Bank charges and interest on loans	(4,650)	(4,130)	(3,787)
Foreign currency translation differences and derivatives	(4,449)	(3,716)	(2,627)
Others	(257)	(293)	(408)
Total gross financial expenses	(9,356)	(8,139)	(6,822)
Financial expenses and others, net	$ (8,625)	$ (5,923)	$ (6,521)